Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net are detailed below:

December 31, 2025	Gross Amount	Accumulated Depreciation	Net Amount
Land	142	—	142
Buildings	1,608	(740)	868
Facilities & leasehold improvements	5,072	(3,731)	1,341
Machinery and equipment	23,814	(17,825)	5,989
Computer and R&D equipment	453	(381)	72
Operating lease right-of-use assets	379	(127)	252
Finance lease right-of-use assets	113	(18)	95
Other tangible assets	125	(107)	18
Construction in progress	2,281	—	2,281
Total	33,987	(22,929)	11,058

December 31, 2024	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	-	118
Buildings	1,386	(617)	769
Facilities & leasehold improvements	4,484	(3,137)	1,347
Machinery and equipment	22,017	(15,676)	6,341
Computer and R&D equipment	406	(335)	71
Operating lease right-of-use assets	392	(141)	251
Finance lease right-of-use assets	72	(11)	61
Other tangible assets	114	(94)	20
Construction in progress	1,899	-	1,899
Total	30,888	(20,011)	10,877

The line “Construction in progress” in the table above includes property, plant and equipment under construction, and equipment under qualification that are not ready for their intended use.
Depreciation charges totaled $1,753 million, $1,658 million and $1,464 million in 2025, 2024 and 2023, respectively. Tax incentives and public funding reduced depreciation charges by $129 million, $96 million and $69 million in 2025, 2024 and 2023, respectively. Capital investment public funding is described in Note 7. Tax incentives related to capital expenditures is further described in Note 23.
In 2023, the Company and Sanan Optoelectronics jointly created Sanan ST JV for high-volume 200mm SiC device manufacturing in China. The entity has been identified as a VIE for which the Company is the primary beneficiary. As such, it was fully consolidated as of December 31, 2025 and December 31, 2024, as further described in Note 12. As of December 31, 2025, and December 31, 2024, a total amount of $433 million and $316 million respectively, was included on the line "Property, plant and equipment, net" of the consolidated balance sheet from the joint venture's consolidation.
For the years ended December 31, 2025, 2024 and 2023, the Company sold property, plant and equipment for cash proceeds of $9 million, $5 million and $8 million, respectively.
In 2025, the Company recorded a total $169 million impairment charge on buildings ($30 million), facilities ($86 million) and machinery and equipment ($53 million), as further described in Note 22. There was no significant impairment loss recognized on tangible assets for the years ended 2024 and 2023.